Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued expenses consist of the following (all amounts in thousands):

	2013	2012
Payroll-related (1)	$1,145	$1,817
Interest	331	143
Professional fees	26	178
Related party payable – Selway Capital, LLC (2)	158	32
Other	399	413
	$2,059	$2,583

(1)
Accrued payroll-related costs as of December 31, 2013 include approximately $534,000 of accrued severance costs. Accrued payroll-related costs as of December 31, 2012 include approximately $296,000 of accrued severance costs.

(2)	See Note 18 for a description of the agreement with Selway Capital, LLC.